Note Payable – In Default (Details) - USD ($)		1 Months Ended	12 Months Ended
	Jul. 03, 2015	Mar. 25, 2022	Dec. 31, 2020	Jul. 31, 2021
Note Payable – In Default (Details) [Line Items]
interest rate			5.00%
Maturity date		Mar. 25, 2027	Sep. 01, 2016
Promissory Note Payable [Member]
Note Payable – In Default (Details) [Line Items]
Promissory note payable	$ 33,000
Outstanding principal amount			$ 18,000	$ 3,738